Subsequent Events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On February 3, 2012, Post completed its legal separation from Ralcorp via the Spin-Off. In the Spin-Off, Ralcorp shareholders of record on January 30, 2012, the record date for the distribution, received one share of Post common stock for every two shares of Ralcorp common stock held. In addition, Ralcorp retained approximately 6.8 million shares of Post common stock. On February 6, 2012, Post began regular trading on the New York Stock Exchange as an independent, public company.
Pursuant to the terms of the Separation Agreement with Ralcorp and Post Foods, LLC:

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(i) Post borrowed $175.0 pursuant to term loan facilities, $125.0 of which was transferred to Ralcorp in the transactions described below; (ii) Ralcorp contributed all of the equity interest in Post Foods, LLC to Post in exchange for shares of Post's common stock, $70.0 of the proceeds from the term loan facilities and $775.0 aggregate principal amount of Post's 7.375% senior notes due 2022; and (iii) the Company used $55.0 of the remaining proceeds from the term loan facilities to acquire the portion of the Post cereals business operating in Canada from Post Foods Canada Corp., an indirect wholly-owned subsidiary of Ralcorp, through an asset purchase transaction;

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all net intercompany debt and all intercompany receivables, payables, loans and other accounts between Post and its subsidiaries and Ralcorp and its subsidiaries, in existence immediately prior to the effective time were satisfied and/or settled; and

•	all intercompany agreements and all other arrangements and course of dealings in effect immediately prior to the distribution have been terminated or canceled, subject to certain exceptions.

On February 3, 2012, pursuant to the Separation Agreement, the Company, Ralcorp and certain of their respective subsidiaries entered into certain ancillary agreements, including (i) a Transition Services Agreement under which Ralcorp or certain of its subsidiaries will provide the Company with certain services for a limited time to help ensure an orderly transition following the distribution; (ii) an Employee Matters Agreement that sets forth agreements between the Company and Ralcorp as to certain employment, compensation and benefits matters; (iii) a Tax Allocation Agreement that governs rights and obligations after the Distribution with respect to matters regarding U.S. federal, state, local and foreign income taxes and other taxes, including tax liabilities and benefits, attributes, returns and contests; and (iv) a Shareholder's and Registration Rights Agreement that set forth the obligations of the Company to effect the registration under applicable securities laws of the approximately 6.8 million shares of Post common stock retained by Ralcorp.

In connection with the Spin-Off, Post issued $775.0 of 7.375% senior notes (the "Notes") due in 2022.

On February 3, 2012, the Company issued the Notes in an aggregate principal amount of $775.0 to Ralcorp pursuant to a contribution agreement in connection with the internal reorganization. The Notes were issued pursuant to an indenture dated as of February 3, 2012 among the Company, Post Foods, LLC, as guarantor, and Wells Fargo Bank, National Association, as trustee. Interest payments on the Notes are due semi-annually each February 15 and August 15, with the first interest payment due on August 15, 2012. The maturity date of the Notes is February 15, 2022.

The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of our existing and future domestic subsidiaries (other than immaterial subsidiaries or receivables finance subsidiaries). As of February 3, 2012, our only domestic subsidiary (and therefore the only subsidiary guarantor) was Post Foods, LLC. Our foreign subsidiaries will not guarantee the notes. These guarantees are subject to release in limited circumstances (only upon the occurrence of certain customary conditions).

On October 25, 2012, the Company issued an additional $250 par value of its 7.375% senior notes due 2022 under the same indenture. These additional notes were issued at 106% of par value for total proceeds before expenses of $265.

Post also entered into a senior secured $350.0 credit facility (the "Credit Facility") in connection with the Spin-Off. The Credit Facility provides for (i) a revolving credit facility in a principal amount of $175.0, which was fully unfunded at the time of the Spin-Off, and (ii) a term loan facility in an aggregate principal amount of $175.0. Each of the revolving credit and term loan facilities must be repaid on or before February 3, 2017.

On September 28, 2012, the Company repurchased 1.75 million shares of its common stock, at a price of $30.50 per share for an aggregate purchase price of approximately $53.4 million. These shares are a portion of the Post shares that were retained by Ralcorp in connection with the Spin-Off, which Ralcorp disposed of in a debt-for-equity exchange.